Expense Example - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	19	61	107	243